Leases (Tables)	12 Months Ended
Mar. 28, 2021
Leases 1 [Abstract]
Schedule of Changes in Cost and Accumulated Depreciation of Right-of-Use Assets
The following table presents changes in the cost and the accumulated depreciation of the Company’s right-of-use assets:

	Retail stores	Manufacturing facilities	Other	Total
Cost	$	$	$	$
March 31, 2019	—	—	—	—
Initial application of IFRS 16	97.0	27.2	12.4	136.6
Reclassification of initial direct costs	5.5	—	—	5.5
Additions	82.8	6.7	5.2	94.7
Lease modifications	1.1	2.7	—	3.8
Impact of foreign currency translation	5.1	—	0.4	5.5
March 29, 2020	191.5	36.6	18.0	246.1
Additions	75.7	0.1	3.1	78.9
Lease modifications	0.6	—	(1.5)	(0.9)
Derecognition on termination	(2.3)	—	—	(2.3)
Impact of foreign currency translation	(12.2)	—	(1.2)	(13.4)
March 28, 2021	253.3	36.7	18.4	308.4

	Retail stores	Manufacturing facilities	Other	Total
Accumulated depreciation	$	$	$	$
March 31, 2019	—	—	—	—
Depreciation	25.7	4.8	2.6	33.1
Impact of foreign currency translation	1.1	—	0.1	1.2
March 29, 2020	26.8	4.8	2.7	34.3
Depreciation	36.7	5.1	3.5	45.3
Derecognition on termination	(2.3)	—	—	(2.3)
Impact of foreign currency translation	(2.4)	—	(0.2)	(2.6)
March 28, 2021	58.8	9.9	6.0	74.7

Net book value
March 29, 2020	164.7	31.8	15.3	211.8
March 28, 2021	194.5	26.8	12.4	233.7

Schedule of Changes in Lease Liabilities
The following table presents the changes in the Company's lease liabilities:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
March 31, 2019	—	—	—	—
Initial application of IFRS 16	107.8	29.4	13.6	150.8
Additions	81.5	6.7	5.2	93.4
Lease modifications	0.9	2.7	—	3.6
Principal payments	(18.4)	(4.1)	(2.2)	(24.7)
Impact of foreign currency translation	4.5	—	0.3	4.8
March 29, 2020	176.3	34.7	16.9	227.9
Additions	74.8	—	3.0	77.8
Lease modifications	1.1	—	(1.3)	(0.2)
Principal payments	(30.6)	(4.8)	(3.4)	(38.8)
Impact of foreign currency translation	(10.6)	—	(1.3)	(11.9)
March 28, 2021	211.0	29.9	13.9	254.8
Lease liabilities are classified as current and non-current liabilities as follows:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
Current lease liabilities	27.5	5.0	3.4	35.9
Non-current lease liabilities	148.8	29.7	13.5	192.0
March 29, 2020	176.3	34.7	16.9	227.9

Current lease liabilities	36.2	5.1	3.9	45.2
Non-current lease liabilities	174.8	24.8	10.0	209.6
March 28, 2021	211.0	29.9	13.9	254.8